SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Accounts Receivable Allowances
The following table presents the activity in our accounts receivable allowances (in thousands):

	Beginning Balance	Additions Charged to Costs and Expenses	Deductions*	Ending Balance
Year Ended December 31, 2016:
Allowance for possible losses on accounts receivable	$2,672	$28,405	$(28,232)	$2,845
Year Ended December 26, 2015:
Allowance for possible losses on accounts receivable	$2,390	$20,538	$(20,256)	$2,672
Year Ended December 27, 2014:
Allowance for possible losses on accounts receivable	$2,060	$18,871	$(18,541)	$2,390

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Estimated Useful Lives of Property, Plant, and Equipment
Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 8 years

Schedule of Percentage of Completion Account Balances
The following table presents the balances of percentage-of-completion accounts on December 31, 2016 and December 26, 2015 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2016	2015
Cost and Earnings in Excess of Billings	$2,573	$3,624
Billings in Excess of Cost and Earnings	4,748	4,978

Schedule of Computation of Earnings Per Share
The computation of earnings per share (“EPS”) is as follows (in thousands):

	December 31, 2016	December 26, 2015	December 27, 2014
Numerator:
Net earnings attributable to controlling interest	$101,179	$80,595	$57,551
Adjustment for earnings allocated to non-vested restricted common stock	(1,595)	(1,059)	(718)
Net earnings for calculating EPS	$99,584	$79,536	$56,833
Denominator:
Weighted average shares outstanding	20,363	20,184	20,081
Adjustment for non-vested restricted common stock	(321)	(265)	(250)
Shares for calculating basic EPS	20,042	19,919	19,831
Effect of dilutive stock options	33	36	23
Shares for calculating diluted EPS	20,075	19,955	19,854
Net earnings per share:
Basic	$4.97	$3.99	$2.87
Diluted	$4.96	$3.99	$2.86